UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK - (98.42%)
CONSUMER DISCRETIONARY - (12.54%)
Consumer Durables & Apparel – (1.43%)
23,087	Hunter Douglas NV (Netherlands)	$670,877

Media – (11.11%)
36,510	Comcast Corp., Special Class A	506,576
178,270	Grupo Televisa S.A., ADR (Mexico)	2,493,998
36,910	Lagardere S.C.A. (France)	1,404,095
126,203	News Corp., Class A	804,544

		5,209,213

	TOTAL CONSUMER DISCRETIONARY	5,880,090

CONSUMER STAPLES - (8.77%)
Food, Beverage & Tobacco – (8.77%)
55,199	Heineken Holding NV (Netherlands)	1,475,036
225	Japan Tobacco Inc. (Japan)	646,920
716	Lindt & Spruengli AG (Switzerland)	1,167,239
37,360	Unilever NV, NY Shares (Netherlands)	820,799

	TOTAL CONSUMER STAPLES	4,109,994

ENERGY - (3.20%)
1,500	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	355,603
57,745	Tenaris S.A., ADR (Argentina)	1,142,774

	TOTAL ENERGY	1,498,377

FINANCIALS - (22.20%)
Banks – (5.99%)
	Commercial Banks – (5.99%)
1,516,830	China CITIC Bank - H (China)	562,756
840,500	China Merchants Bank Co., Ltd. - H (China)	1,357,245
11,689	Erste Group Bank AG (Austria)	175,558
30,280	Shinsei Bank, Ltd. (Japan)*	38,680
499,150	Turkiye Garanti Bankasi A.S. (Turkey)*	674,835

		2,809,074

Diversified Financials – (6.07%)
	Capital Markets – (0.78%)
28,490	3i Group PLC (United Kingdom)	93,305
17,300	Brookfield Asset Management Inc., Class A (Canada)	272,994

		366,299

	Diversified Financial Services – (5.29%)
7,603	Groupe Bruxelles Lambert S.A. (Belgium)	558,069
22,700	Oaktree Capital Group LLC, Class A (a)	385,900
13,146	Pargesa Holdings S.A., Bearer Shares (Switzerland)	844,504
146,425	RHJ International (Belgium)*	690,471

		2,478,944

		2,845,243

Insurance – (3.44%)
	Life & Health Insurance – (2.20%)
59,600	Power Corp. of Canada (Canada)	1,027,963

	Multi-line Insurance – (0.58%)
837	Fairfax Financial Holdings Ltd. (Canada)	272,594

	Property & Casualty Insurance – (0.66%)
29,866	Ambac Financial Group, Inc.	34,047

DAVIS GLOBAL FUND	Schedule of Investments - (Continued)
January 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Property & Casualty Insurance – (Continued)
33,600	NIPPONKOA Insurance Co., Ltd. (Japan)	$274,800

		308,847

		1,609,404

Real Estate – (6.70%)
154,430	Brixton PLC (United Kingdom)	191,251
33,050	Derwent London PLC (United Kingdom)	285,512
22,890	Digital Realty Trust, Inc.	730,191
20,130	Forest City Enterprises, Inc., Class A	136,079
398,000	Hang Lung Group Ltd. (Hong Kong)	1,281,912
39,990	Mitsui Fudosan Co., Ltd. (Japan)	515,733

		3,140,678

	TOTAL FINANCIALS	10,404,399

HEALTH CARE - (11.98%)
Health Care Equipment & Services – (6.62%)
44,322	Essilor International S.A. (France)	1,686,810
35,548	IDEXX Laboratories, Inc. *	1,163,841
7,500	Medtronic, Inc.	251,175

		3,101,826

Pharmaceuticals, Biotechnology & Life Sciences – (5.36%)
10,650	Johnson & Johnson	614,399
14,310	Sanofi-Aventis (France)	804,841
62,400	Schering-Plough Corp.	1,095,744

		2,514,984

	TOTAL HEALTH CARE	5,616,810

INDUSTRIALS - (19.92%)
Capital Goods – (8.86%)
43,450	ABB Ltd., ADR (Switzerland)	567,023
134,710	Blount International, Inc. *	1,128,870
760,660	Harbin Power Equipment Co. Ltd. - H (China)	531,899
2,631,580	Shanghai Electric Group Co. Ltd. - H (China)	830,579
19,430	Siemens AG, Registered (Germany)	1,094,142

		4,152,513

Commercial & Professional Services – (0.75%)
17,236	Iron Mountain Inc. *	352,649

Transportation – (10.31%)
440,649	China Merchants Holdings International Co., Ltd. (China)	775,658
635,840	China Shipping Development Co. Ltd. - H (China)	616,376
316,600	Clark Holdings, Inc. *	221,620
404,490	Cosco Pacific Ltd. (China)	361,825
43,395	Kuehne & Nagel International AG, Registered (Switzerland)	2,386,770
19,450	Ryanair Holdings PLC, ADR (Ireland)*	467,675

		4,829,924

	TOTAL INDUSTRIALS	9,335,086

INFORMATION TECHNOLOGY - (8.28%)
Software & Services – (7.65%)
25,100	Activision Blizzard, Inc. *	219,751
9,918	Google Inc., Class A *	3,363,640

		3,583,391

DAVIS GLOBAL FUND	Schedule of Investments - (Continued)
January 31, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (0.63%)
24,150	Nokia Oyj, ADR (Finland)	$296,320

	TOTAL INFORMATION TECHNOLOGY	3,879,711

MATERIALS - (4.32%)
26,439	BHP Billiton PLC (United Kingdom)	441,938
33,620	Companhia Vale do Rio Doce, ADR (Brazil)	408,147
9,571	Rio Tinto PLC (United Kingdom)	205,679
129,070	Sino-Forest Corp. (Canada)*	968,354

	TOTAL MATERIALS	2,024,118

TELECOMMUNICATION SERVICES - (1.73%)
28,383	America Movil SAB de C.V., Series L, ADR (Mexico)	809,199

	TOTAL TELECOMMUNICATION SERVICES	809,199

UTILITIES - (5.48%)
368,000	China Resources Power Holdings Co. Ltd. (China)	675,068
10,400	Exelon Corp.	563,888
919,290	Guangdong Investment Ltd. (China)	349,942
42,050	NRG Energy, Inc. *	982,288

	TOTAL UTILITIES	2,571,186

	Total Common Stock – (Identified cost $81,722,902)	46,128,970

SHORT TERM INVESTMENTS - (1.90%)
$241,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.28%, 02/02/09, dated 01/30/09, repurchase value of $241,006
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/01/38, total market value $245,820)	241,000
193,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.27%, 02/02/09, dated 01/30/09, repurchase value of $193,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 05/31/34-10/01/38, total market value $196,860)	193,000
265,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.29%, 02/02/09, dated 01/30/09, repurchase value of $265,006
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-6.50%, 11/01/24-12/01/38, total market value $270,300)	265,000
194,000	UBS Securities LLC Joint Repurchase Agreement,
	0.27%, 02/02/09, dated 01/30/09, repurchase value of $194,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-5.50%, 06/01/33-01/01/39, total market value $197,880)	194,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $893,000)	893,000

	Total Investments – (100.32%) – (Identified cost $82,615,902) – (b)	47,021,970
	Liabilities Less Other Assets – (0.32%)	(151,907)

	Net Assets – (100.00%)	$46,870,063

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $385,900, or 0.82% of the Fund’s net assets as of January 31, 2009.

DAVIS GLOBAL FUND	Schedule of Investments - (Continued)
January 31, 2009 (Unaudited)

(b)	Aggregate cost for federal income tax purposes is $83,239,338. At January 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$381,359
	Unrealized depreciation	(36,598,727)

	Net unrealized depreciation	$(36,217,368)

VALUATION OF SECURITIES – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Securities at Value
Valuation inputs
Level 1 – Quoted Prices	$23,166,887
Level 2 – Other Significant Observable Inputs	23,855,083 *
Level 3 – Significant Unobservable Inputs	–
Total	$47,021,970

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
January 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK - (90.56%)
CONSUMER DISCRETIONARY - (12.82%)
Consumer Durables & Apparel – (1.87%)
5,900	Hunter Douglas NV (Netherlands)	$171,446

Media – (10.95%)
43,850	Grupo Televisa S.A., ADR (Mexico)	613,461
6,770	Lagardere S.C.A. (France)	257,538
9,500	Liberty Global, Inc., Series C *	135,993

		1,006,992

	TOTAL CONSUMER DISCRETIONARY	1,178,438

CONSUMER STAPLES - (12.12%)
Food, Beverage & Tobacco – (12.12%)
4,912	Diageo PLC (United Kingdom)	65,907
13,650	Heineken Holding NV (Netherlands)	364,758
52	Japan Tobacco Inc. (Japan)	149,510
190	Lindt & Spruengli AG (Switzerland)	309,742
10,200	Unilever NV, NY Shares (Netherlands)	224,094

	TOTAL CONSUMER STAPLES	1,114,011

ENERGY - (3.44%)
100	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	23,707
14,800	Tenaris S.A., ADR (Argentina)	292,892

	TOTAL ENERGY	316,599

FINANCIALS - (26.34%)
Banks – (7.85%)
Commercial Banks – (7.85%)
397,000	China CITIC Bank - H (China)	147,290
215,500	China Merchants Bank Co., Ltd. - H (China)	347,991
3,300	Erste Group Bank AG (Austria)	49,563
7,800	Shinsei Bank, Ltd. (Japan)*	9,964
123,800	Turkiye Garanti Bankasi A.S. (Turkey)*	167,374

		722,182

Diversified Financials – (7.98%)
Capital Markets – (0.78%)
2,600	3i Group PLC (United Kingdom)	8,515
4,000	Brookfield Asset Management Inc., Class A (Canada)	63,120

		71,635

Diversified Financial Services – (7.20%)
3,850	Groupe Bruxelles Lambert S.A. (Belgium)	282,594
2,600	Pargesa Holdings S.A., Bearer Shares (Switzerland)	167,025
45,000	RHJ International (Belgium)*	212,199

		661,818

		733,453

Insurance – (5.06%)
	Life & Health Insurance – (3.00%)
16,000	Power Corp. of Canada (Canada)	275,963

	Multi-line Insurance – (1.08%)
304	Fairfax Financial Holdings Ltd. (Canada)	99,007

	Property & Casualty Insurance – (0.98%)
11,000	NIPPONKOA Insurance Co., Ltd. (Japan)	89,964

		464,934

DAVIS INTERNATIONAL FUND                                                                                           Schedule of Investments - (Continued)

January 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (5.45%)
43,500	Brixton PLC (United Kingdom)	$53,872
9,300	Derwent London PLC (United Kingdom)	80,341
69,000	Hang Lung Group Ltd. (Hong Kong)	222,241
11,200	Mitsui Fudosan Co., Ltd. (Japan)	144,441

		500,895

	TOTAL FINANCIALS	2,421,464

HEALTH CARE - (6.30%)
Health Care Equipment & Services – (4.34%)
10,500	Essilor International S.A. (France)	399,610

Pharmaceuticals, Biotechnology & Life Sciences – (1.96%)
3,200	Sanofi-Aventis (France)	179,978

	TOTAL HEALTH CARE	579,588

INDUSTRIALS - (20.00%)
Capital Goods – (10.94%)
8,400	ABB Ltd., ADR (Switzerland)	109,620
192,000	Harbin Power Equipment Co. Ltd. - H (China)	134,258
14,200	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	258,298
670,000	Shanghai Electric Group Co. Ltd. - H (China)	211,466
5,200	Siemens AG, Registered (Germany)	292,822

		1,006,464

Transportation – (9.06%)
113,105	China Merchants Holdings International Co., Ltd. (China)	199,094
62,000	China Shipping Development Co. Ltd. - H (China)	60,102
108,000	Cosco Pacific Ltd. (China)	96,608
6,400	Kuehne & Nagel International AG, Registered (Switzerland)	352,007
5,200	Ryanair Holdings PLC, ADR (Ireland)*	125,034

		832,845

	TOTAL INDUSTRIALS	1,839,309

INFORMATION TECHNOLOGY - (1.11%)
Technology Hardware & Equipment – (1.11%)
8,300	Nokia Oyj, ADR (Finland)	101,841

	TOTAL INFORMATION TECHNOLOGY	101,841

MATERIALS - (4.04%)
Materials – (4.04%)
6,900	BHP Billiton PLC (United Kingdom)	115,336
8,600	Companhia Vale do Rio Doce, ADR (Brazil)	104,404
2,500	Rio Tinto PLC (United Kingdom)	53,725
13,000	Sino-Forest Corp. (Canada)*	97,533

	TOTAL MATERIALS	370,998

TELECOMMUNICATION SERVICES - (2.09%)
Telecommunication Services – (2.09%)
6,750	America Movil SAB de C.V., Series L, ADR (Mexico)	192,442

	TOTAL TELECOMMUNICATION SERVICES	192,442

UTILITIES - (2.30%)
Utilities – (2.30%)
74,000	China Resources Power Holdings Co. Ltd. (China)	135,747
200,000	Guangdong Investment Ltd. (China)	76,133

	TOTAL UTILITIES	211,880

	TOTAL COMMON STOCK – (Identified cost $14,676,541)	8,326,570

DAVIS INTERNATIONAL FUND	Schedule of Investments - (Continued)
January 31, 2009 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS - (9.45%)
$234,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.28%, 02/02/09, dated 01/30/09, repurchase value of $234,005
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 10/01/38, total market value $238,680)	$234,000
187,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.27%, 02/02/09, dated 01/30/09, repurchase value of $187,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 05/31/34-10/01/38, total market value $190,740)	187,000
258,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.29%, 02/02/09, dated 01/30/09, repurchase value of $258,006
	(collateralized by: US Government agency mortgages in a pooled cash account, 5.00%-6.50%, 11/01/24-12/01/38, total market value $263,160)	258,000
190,000	UBS Securities LLC Joint Repurchase Agreement,
	0.27%, 02/02/09, dated 01/30/09, repurchase value of $190,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-5.50%, 06/01/33-01/01/39, total market value $193,800)	190,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $869,000)	869,000

	Total Investments – (100.01%) – (Identified cost $15,545,541) – (a)	9,195,570
	Liabilities Less Other Assets – (0.01%)	(802)

	Net Assets – (100.00%)	$9,194,768

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $15,545,770. At January 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$72,187
	Unrealized depreciation	(6,422,387)

	Net unrealized depreciation	$(6,350,200)

VALUATION OF SECURITIES – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

DAVIS INTERNATIONAL FUND                                                                                           Schedule of Investments - (Continued)

January 31, 2009 (Unaudited)

Fair Value Measurements – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted prices	$3,010,231
Level 2 – Other Significant Observable Inputs	6,185,339 *
Level 3 – Significant Unobservable Inputs	–
Total	$9,195,570

* Includes certain securities trading primarily outside the U.S. whose values the Fund adjusted as a result of significant market movements following the close of local trading.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: March 27, 2009

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: March 27, 2009